Other Liabilities And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities And Accrued Expenses [Abstract]
Employee and related liabilities	$ 2,550	$ 2,569
Accrued expenses	2,276	1,892
Accrued royalties		2,967
Taxes to government institutions	1,078	836
Derivative instruments		277
Deferred tax liability	1,150	363
Other liabilities and accrued expenses	$ 7,054	$ 8,904